Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2022 and 2021, the Company’s intangible assets consisted of the following:

	As of December 31,
	2022	2021
Brands	$165,283	$167,761
Software development costs	787,492	720,750
Customer relationships	1,505,839	1,243,030
Computer software	38,857	35,257
Gross carrying value	2,497,471	2,166,798

Brands	83,317	69,407
Software development costs	472,791	371,555
Customer relationships	624,756	505,732
Computer software	25,149	17,900
Accumulated amortization	1,206,013	964,594
Intangible assets, net	$1,291,458	$1,202,204

Schedule of Estimated Amortization Expense of Intangible Assets	The estimated amortization expense of intangible assets for the next five years is as follows:

2023	252,152
2024	250,681
2025	212,686
2026	125,220
2027	123,272

Summary of Intangible Asset Acquired

Intangible assets acquired by the Company during the year ended December 31, 2022 and 2021 had the following expected weighted-average useful lives:

	2022	2021
Brands	5 years	7 years
Software development costs	3 years	3 years
Customer relationships	10 years	7 years
Computer software	3 years	3 years
Total weighted-average useful life	6.9 years	5.4 years